Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$112,234,565.41	0.4156836	$94,605,319.45	0.3503901	$17,629,245.96
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$301,494,565.41	0.3002156	$283,865,319.45	0.2826612	$17,629,245.96

Weighted Avg. Coupon (WAC)	4.51%		4.53%
Weighted Avg. Remaining Maturity (WARM)	31.87		31.09
Pool Receivables Balance	$339,668,934.35		$319,373,686.05
Remaining Number of Receivables	37,701		36,559

Adjusted Pool Balance	$334,537,951.94		$314,617,900.01

III. COLLECTIONS

Principal:
Principal Collections	$19,647,059.44
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$423,082.69
Total Principal Collections	$20,070,142.13

Interest:
Interest Collections	$1,335,050.85
Late Fees & Other Charges	$43,843.13
Interest on Repurchase Principal	$-
Total Interest Collections	$1,378,893.98

Collection Account Interest	$577.12
Reserve Account Interest	$173.34
Servicer Advances	$-

Total Collections	$21,449,786.57

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections	$21,449,786.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,449,786.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$283,057.45		$283,057.45	$283,057.45
Collection Account Interest					$577.12
Late Fees & Other Charges					$43,843.13
Total due to Servicer					$327,477.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$77,628.91		$77,628.91
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$282,660.58		$282,660.58	$282,660.58

Available Funds Remaining:					$20,839,648.29

3. Principal Distribution Amount:					$17,629,245.96
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,629,245.96
Class A-4 Notes				$-
Class A Notes Total:		17,629,245.96		$17,629,245.96
Total Noteholders Principal				$17,629,245.96

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,210,402.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,130,982.41
Beginning Period Amount	$5,130,982.41
Current Period Amortization	$375,196.37
Ending Period Required Amount	$4,755,786.04
Ending Period Amount	$4,755,786.04
Next Distribution Date Required Amount	$4,402,092.21

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$33,043,386.53	$30,752,580.56	$30,752,580.56
Overcollateralization as a % of Adjusted Pool		9.88%	9.77%	9.77%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	28
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.47%	36,001	97.82%	$312,426,449.59
30 - 60 Days	1.27%	466	1.81%	$5,775,285.88
61 - 90 Days	0.22%	81	0.33%	$1,058,119.06
91 + Days	0.03%	11	0.04%	$113,831.52
		36,559		$319,373,686.05
Total
Delinquent Receivables 61 + days past due	0.25%	92	0.37%	$1,171,950.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	144	0.56%	$1,891,395.74
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	140	0.52%	$1,852,964.35
Three-Month Average Delinquency Ratio	0.33%		0.48%

Repossession in Current Period		24		$317,850.79
Repossession Inventory		47		$198,458.35

Charge-Offs
Gross Principal of Charge-Off for Current Period				$648,188.86
Recoveries				$(423,082.69)
Net Charge-offs for Current Period				$225,106.17

Beginning Pool Balance for Current Period				$339,668,934.35

Net Loss Ratio				0.80%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.82%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$6,890,814.01
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,475,303.17
Number of Extensions				112

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